General Information (Details)	1 Months Ended			11 Months Ended	12 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Sep. 01, 2023	Aug. 15, 2023
Disclosure of detailed information about business combination [line items]
Percentage of ordinary shares				86.84%	47.29%
Percentage of subsidiaries equity	7.50%	7.50%
Percentage of stock ownership			69.15%
Hipervital S.A.S. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of acquired							100.00%
Modasian S.R.L y Costa y Costa S.A. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of acquired						100.00%